Investments in associates and joint ventures (Tables)	12 Months Ended
Dec. 31, 2020
Investments in associates and joint ventures
Schedule of investments in associates and joint ventures

	2020	2019	2018
	$m	$m	$m
At 1 January	58	89	103
Additions	8	74	187
Share of after tax losses	(27)	(116)	(113)
Unrecognised profit on transactions with joint ventures	–	–	(64)
Exchange and other adjustments	–	11	(24)
At 31 December	39	58	89

Schedule of summarised financial information for the associate and joint venture entities

	2020	2019	2018
	$m	$m	$m
Non-current assets	324	298	260
Current assets	552	447	233
Total liabilities	(105)	(89)	(71)
Net assets	771	656	422
Amount attributable to AstraZeneca	38	64	104
Exchange adjustments	1	(6)	(15)
Carrying value of investments in associates and joint ventures	39	58	89